Geographic Information	3 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Geographic Information

NOTE 12 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Three Months Ended March 31,
	2015	2014
United States	$200.7	$202.8
Mexico	13.1	11.7
Canada	9.9	10.3
France	3.5	3.8
Germany	3.1	3.3
China	2.2	2.4
Spain	1.9	1.6
United Kingdom	1.3	3.4
Other	9.8	12.3

	$245.5	$251.6

Net long-lived assets by country were as follows (in millions):

	March 31, 2015	December 31, 2014
United States	$712.1	$722.9
China	49.6	50.5
Spain	15.1	17.2
Mexico	8.0	8.7
Other	0.9	0.9

	$785.7	$800.2